Summary Prospectus February 1, 2012



                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS MID CAP GROWTH FUND






CLASS/Ticker    A   SMCAX    B   SMCBX    C   SMCCX    INST   BTEAX    S   SMCSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C and INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated February 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term capital growth.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 40) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None     None    None
------------------------------------     ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    -----    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C        INST           S
                             ---------  ---------  ---------  ----------  ----------
Management fee                   0.65       0.65       0.65       0.65        0.65
----------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       0.99       1.00      None        None
----------------------------     ----       ----       ----      -----       -----
Other expenses                   0.38       0.49       0.43       0.35        0.35
----------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.27       2.13       2.08       1.00        1.00
----------------------------     ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 697     $ 616     $ 311     $ 102     $ 102
--       -----     -----     -----     -----     -----
3          955       967       652       318       318
--       -----     -----     -----     -----     -----
5        1,232     1,344     1,119       552       552
--       -----     -----     -----     -----     -----
10       2,021     2,041     2,410     1,225     1,225
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 697     $ 216     $ 211     $ 102     $ 102
--       -----     -----     -----     -----     -----
3          955       667       652       318       318
--       -----     -----     -----     -----     -----
5        1,232     1,144     1,119       552       552
--       -----     -----     -----     -----     -----
10       2,021     2,041     2,410     1,225     1,225
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2011: 54%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies. While the market capitalization range of the Russell Mid Cap Growth Index changes throughout the year, as of the most recent reconstitution date of the index (June 2011), companies in the index had a weighted average market capitalization of approximately $8.3 billion. The fund's equity investments are mainly common stocks, but may also include other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in stocks and other securities of companies based outside the US.

MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Each portfolio manager has specific sector responsibilities, with investment discretion over securities within their sectors.


Company research lies at the heart of the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks portfolio management believes to be undervalued, but with fast-growing earnings and superior near-to-intermediate term performance potential.


Portfolio management emphasizes individual selection of stocks of medium-sized companies across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies that it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.


Portfolio management follows a disciplined selling process that is designed to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations or portfolio management believes that there is a material change in the company's fundamentals, other investments offer better opportunities or the market capitalization of a stock is distorting the weighted average market capitalization of the fund.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to,



                                       2
                                                         DWS Mid Cap Growth Fund


                                             SUMMARY PROSPECTUS February 1, 2012
may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, B, C and S shares, performance prior to class inception is based on the performance of the fund's original share class, Investment Class shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class. Investment Class shares merged into Class S shares on October 20, 2006


..

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






   2002       2003       2004       2005       2006       2007       2008       2009       2010     2011
  -20.26      28.67      10.07      12.61      11.00      8.14       -49.98     41.03      32.19    -3.99




Best Quarter: 21.35%, Q2 2009   Worst Quarter: -32.65%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS           1           5         10
                              INCEPTION        YEAR       YEARS      YEARS
                           ------------  ----------  ----------  ---------
CLASS A before tax          6/28/2002        -9.72       -2.14       2.26
-------------------------  ----------       ------      ------       ----
CLASS B before tax          6/28/2002        -7.86       -1.96       2.05
-------------------------  ----------       ------      ------       ----
CLASS C before tax          6/28/2002        -5.01       -1.77       2.05
-------------------------  ----------       ------      ------       ----
INST CLASS before tax      10/12/1993        -3.99       -0.65       3.17
-------------------------  ----------       ------      ------       ----
  After tax on
  distributions()                            -3.99       -1.20       2.89
  After tax on distribu-
  tions and sale of fund
  shares                                     -2.59       -0.53       2.76
-------------------------  ----------       ------      ------       ----
CLASS S before tax           2/1/2005        -3.96       -0.72       3.04
-------------------------  ----------       ------      ------       ----
RUSSELL MIDCAP (Reg. TM)
GROWTH INDEX (reflects
no deduction for fees,
expenses or taxes                            -1.65       2.44        5.29
-------------------------  ----------       ------      ------       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

JOSEPH AXTELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.


RAFAELINA M. LEE, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


                                       3
                                                         DWS Mid Cap Growth Fund


                                             SUMMARY PROSPECTUS February 1, 2012

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or Institutional Class
                                        shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                         DWS Mid Cap Growth Fund
                                   SUMMARY PROSPECTUS February 1, 2012 DMCGF-SUM